Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

5.	Revenue
The following table present Company’s revenues disaggregated by geography (in thousands):

Nine months ended September 30,	2022	2021

Service revenue:
United States	$25,452	$28,517
Europe	18,515	18,216

Total service revenue	43,967	46,733

Lease revenue:
United States	654	885
Europe	404	588

Total lease revenue	1,058	1,473

Total Revenue	$45,025	$48,206

Contract Balances
Contract assets include amounts related to the Company’s contractual right to consideration for completed performance obligations not yet invoiced. The contract assets are reclassified to receivables when the rights become unconditional. The Company’s contract assets as of September 30, 2022 and December 31, 2021 in the amount of $628,000 and $681,000, respectively, are included in prepaid expenses and other current assets on the condensed consolidated balance sheets. The contract assets are typically invoiced within a month of recognition. The Company’s contract assets as of January 1, 2022 and 2021 amounted to $681,000 and $530,000, respectively.
Contract liabilities are recorded as deferred revenues and include payments received in advance of performance under the contract. Contract liabilities are realized when services are provided to the customer. Contract liabilities as of September 30, 2022 and December 31, 2021 in the amount of $866,000 and $310,000, respectively, are reported as a component of current liabilities on the condensed consolidated balance sheets. All opening amounts of the December 31, 2021 and 2020 contract liabilities were recognized during the periods ended September 30, 2022 and December 31, 2021, respectively. The Company’s contract liabilities as of January 1, 2022 and 2021 amounted to $310,000 and $452,000, respectively.

5. Revenue
The following table presents Company’s revenues disaggregated by geography (in thousands):

Year ended December 31,	2021	2020
Service revenue:
United States	$37,413	$28,584
Europe	23,707	18,782

Total Service Revenue	61,120	47,366

Lease revenue:
United States	1,218	10,959
Europe	729	400

Total Lease Revenue	1,947	11,359

Total Revenue	$63,067	$58,725

Contract Balances
Contract assets include amounts related to the Company’s contractual right to consideration for completed performance obligations not yet invoiced. The contract assets are reclassified to receivables when the rights become unconditional. The Company’s contract assets as of December 31, 2021 and 2020 in the amount of $681,000 and $530,000, respectively, are included in prepaid expenses and other current assets on the consolidated balance sheets. The contract assets are typically invoiced within a month of recognition. The contract assets are typically invoiced within a month of recognition. The Company’s contract assets as of January 1, 2021 and 2020 amounted to $530,000 and $450,000, respectively.
Contract liabilities are recorded as deferred revenues and include payments received in advance of performance under the contract. Contract liabilities are realized when services are provided to the customer. Contract liabilities as of December 31, 2021 and 2020 in the amount of $310,000 and $452,000, respectively, are reported as a component of current liabilities on the consolidated balance sheets. All opening amounts of the December 31, 2019 and 2020 contract liabilities were recognized during the years ended December 31, 2020 and 2021, respectively. The Company’s contract liabilities as of January 1, 2021 and 2020 amounted to $452,000 and $1,399,000, respectively.